Stock-Based Compensation and Benefit Plans - Stock Compensation Expense (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013
Stock-based compensation costs included in:
Stock-based compensation costs	$ 68,131	$ 87,028	$ 151,574	$ 622,401	$ 700,715	$ 311,211
Total compensation costs not yet recognized
Share-based compensation, costs not yet recognized							117,000
Options exercised during the period (in shares)					30,000
Employee stock options
Stock-based compensation costs included in:
Stock-based compensation costs							119,000
Total compensation costs not yet recognized
Share-based compensation, costs not yet recognized	119,623		119,623
Weighted average period over which unrecognized compensation is expected to be recognized			9 months
Options exercised during the period (in shares)	0	0	0	0
Cost of Sales [Member]
Stock-based compensation costs included in:
Stock-based compensation costs	5,510	2,109	9,256	(270)
Selling and Marketing Expense [Member]
Stock-based compensation costs included in:
Stock-based compensation costs	17,944	6,744	21,961	64,076
Research and Development Expense [Member]
Stock-based compensation costs included in:
Stock-based compensation costs	9,628	(2,355)	13,007	42,301
General and Administrative Expense [Member]
Stock-based compensation costs included in:
Stock-based compensation costs	$ 35,049	$ 80,530	$ 107,350	$ 516,294